Segment Information (Tables)	12 Months Ended
May. 31, 2015
Results of Reportable Segments

The following tables reflect the results of our reportable segments consistent with our management philosophy, and represent the information we utilize, in conjunction with various strategic, operational and other financial performance criteria, in evaluating the performance of our portfolio of businesses.

Year Ended May 31,	2015	2014	2013
(In thousands)
Net Sales
Industrial	$2,990,721	$2,769,657	$2,635,976
Consumer	1,603,829	1,606,696	1,442,679

Total	$4,594,550	$4,376,353	$4,078,655

Income (Loss) Before Income Taxes
Industrial
Income Before Income Taxes (a)	$315,382	$295,751	$164,578
Interest (Expense), Net (b)	(7,656)	(10,227)	(10,318)

EBIT (c)	$323,038	$305,978	$174,896

Consumer
Income Before Income Taxes (a)	$273,956	$251,229	$190,611
Interest (Expense), Net (b)	34	122	(10)

EBIT (c)	$273,922	$251,107	$190,621

Corporate/Other
(Expense) Before Income Taxes (a)	$(136,085)	$(122,493)	$(178,298)
Interest (Expense), Net (b)	(61,416)	(55,131)	(63,340)

EBIT (c)	$(74,669)	$(67,362)	$(114,958)

Consolidated
Income Before Income Taxes (a)	$453,253	$424,487	$176,891
Interest (Expense), Net (b)	(69,038)	(65,236)	(73,668)

EBIT (c)	$522,291	$489,723	$250,559

Identifiable Assets
Industrial	$2,904,010	$2,507,257	$2,461,163
Consumer	1,626,097	1,648,272	1,584,336
Corporate/Other	164,133	222,836	75,348

Total	$4,694,240	$4,378,365	$4,120,847

Capital Expenditures
Industrial	$53,973	$54,556	$50,025
Consumer	29,354	35,391	35,081
Corporate/Other	2,036	3,845	6,261

Total	$85,363	$93,792	$91,367

Depreciation and Amortization
Industrial	$60,831	$53,670	$53,549
Consumer	32,153	31,378	28,624
Corporate/Other	6,192	5,021	4,163

Total	$99,176	$90,069	$86,336

(a)	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.
(b)	Interest (expense), net includes the combination of interest expense and investment expense (income), net.
(c)

EBIT is defined as earnings (loss) before interest and taxes. We evaluate the profit performance of our segments based on income before income taxes, but also look to EBIT as a performance evaluation measure because interest expense is essentially related to corporate acquisitions, as opposed to segment operations. For that reason, we believe EBIT is also useful to investors as a metric in their investment decisions. EBIT should not be considered an alternative to, or more meaningful than, operating income as determined in accordance with GAAP, since EBIT omits the impact of interest and taxes in determining operating performance, which represent items necessary to our continued operations, given our level of indebtedness and ongoing tax obligations. Nonetheless, EBIT is a key measure expected by and useful to our fixed income investors, rating agencies and the banking community, all of whom believe, and we concur, that this measure is critical to the capital markets’ analysis of our segments’ core operating performance. We also evaluate EBIT because it is clear that movements in EBIT impact our ability to attract financing. Our underwriters and bankers consistently require inclusion of this measure in offering memoranda in conjunction with any debt underwriting or bank financing. EBIT may not be indicative of our historical operating results, nor is it meant to be predictive of potential future results.

Net Sales and Long Lived Assets by Regions

Year Ended May 31,	2015	2014	2013
(In thousands)
Net Sales (based on shipping location) (a)
United States	$2,856,723	$2,581,208	$2,404,835

Foreign
Canada	337,869	342,312	350,579
Europe	941,820	1,031,686	908,139
Other Foreign	458,138	421,147	415,102

Total Foreign	1,737,827	1,795,145	1,673,820

Total	$4,594,550	$4,376,353	$4,078,655

Long-Lived Assets (b)
United States	$1,704,468	$1,374,340	$1,311,640

Foreign
Canada	114,717	125,401	126,172
Europe	293,685	340,146	340,592
United Kingdom	273,118	259,829	237,124
Other Foreign	202,721	208,411	213,726

Total Foreign	884,241	933,787	917,614

Total	$2,588,709	$2,308,127	$2,229,254

(a)	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
(b)	Long-lived assets include all non-current assets, excluding non-current deferred income taxes.